Financial Instruments	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
30.	FINANCIAL INSTRUMENTS
Fair values
The fair value of financial instruments has been determined as follows:
(i) Current assets and current liabilities
The fair value of financial instruments included in current assets and current liabilities approximates their carrying value due to their short-term nature.
(ii) Investments and other assets and Other long-term assets
The fair value of publicly traded investments is determined by quoted market prices. Investments in private entities which do not have quoted market prices in an active market and whose fair value cannot be readily measured are carried at estimated fair value based on information available with respect to investees’ operational and financing activities
.
 No published market exists for such investments. These equity investments have been made as they are considered to have the potential to provide future benefit to the Company and accordingly, the Company has no current intention to dispose of these investments in the near term. The fair value of long-term receivables approximates their carrying value as they are recorded at the net present values of their future cash flows, using an appropriate discount rate.
(iii) Long-term debt
The carrying value of long-term debt is at amortized cost based on the initial fair value as determined at the time of issuance. The fair value of publicly traded notes is based upon current trading values. The fair value of finance lease obligations is determined by discounting future cash flows using a rate for loans with similar terms, conditions and maturity dates. The carrying value of bank credit facilities approximates fair value as the debt bears interest at rates that fluctuate with market rates. Other notes and debentures are valued based upon current trading values for similar instruments.
(iv) Derivative financial instruments
The fair value of US currency forward purchase contracts is determined using an estimated credit-adjusted mark-to-market
valuation using observable forward exchange rates at the end of reporting periods and contract forward rates.
The carrying value and estimated fair value of long-term debt are as follows:

	August 31, 2021		August 31, 2020
	Carrying value	Estimated fair value	Carrying value	Estimated fair value

Liabilities

Long-term debt (including current portion) (1)	4,550	5,263	4,548	5,613

(1)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.
Risk management
The Company is exposed to various market risks including currency risk and interest rate risk, as well as credit risk and liquidity risk associated with financial assets and liabilities. The Company has designed and implemented various risk management strategies, discussed further below, to ensure the exposure to these risks is consistent with its risk tolerance and business objectives.
Market risk
Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate as a result of changes in market prices, including foreign exchange and interest rates, the Company’s share price and market price of publicly traded investments.
Currency risk
Certain of the Company’s capital expenditures and operating costs are incurred in US dollars, while its revenue is primarily denominated in Canadian dollars. Decreases in the value of the Canadian dollar relative to the US dollar could have an adverse effect on the Company’s cash flows. To mitigate some of the uncertainty in respect to capital expenditures and operating costs, the Company regularly enters into forward contracts in respect of US dollar commitments. With respect to 2021, the Company entered int
o
 forward contracts to purchase US $132 over a period of 12 months commencing in September 2020 at an average exchange rate of 1.3544 Cdn.

At August 31, 2021 the Company had forward contracts to purchase US $132 over a period of 12 months commencing September 2021 at an average exchange rate of 1.2666 Cdn in respect of US dollar commitments.
Interest rate risk
Due to the capital-intensive nature of its operations, the Company utilizes long-term financing extensively in its capital structure. The primary components of this structure are an unsecured bank credit facility and various Canadian senior notes with varying maturities issued in the public markets as more fully described in Note 13. The Company also ha
s
 an accounts receivable securitization program as described in Note 10.
Interest on the Company’s unsecured bank credit facility and accounts receivable securitization program are based on floating rates, while the senior notes are fixed-rate obligations. When drawn, the Company utilizes its credit facility to finance day-to-day
operations and, depending on market conditions, periodically converts the bank loans to fixed-rate instruments through public market debt issues. As at August 31, 2021, 100% of the Company’s consolidated long-term debt was fixed with respect to interest rates.
Sensitivity analysis
The sensitivity to currency risk has been determined based on a hypothetical change in Canadian dollar to US dollar foreign exchange rates of 10%. Foreign exchange forward contracts would be impacted by this hypothetical change resulting in a change to other comprehensive income by $12 net of tax (2020 – $13). A portion of the Company’s accounts receivables and accounts payable and accrued liabilities is denominated in US dollars; however, due to their short-term nature, there is no significant market risk arising from fluctuations in foreign exchange rates.
Interest on the Company’s unsecured bank credit facility and accounts receivable securitization program are based on floating rates. As at August 31, 2021 there is no significant market risk arising from interest rate fluctuations within a reasonably contemplated range from their actual amounts.
At August 31, 2021, a one dollar change in the Company’s Class B Shares would have had an impact on net income of $2 (August 31, 2020 – $1) in respect of the Company’s DSU, RSU, and PSU plans.
Credit risk
Accounts receivable in respect of the Consumer, Business and Wireless divisions are not subject to any significant concentrations of credit risk due to the Company’s large and diverse customer base. As at August 31, 2021, the Company had accounts receivable of $301 (August 31, 2020 – $268), net of the allowance for doubtful accounts of $78 (August 31, 2020 – $74). The Company maintains an allowance for doubtful accounts for the expected credit losses resulting from the inability of its customers to make required payments.

	2021 $	2020 $

Balance, beginning of period	74	63

Additions (doubtful accounts expense)	25	60

Net usage	(21)	(49)

Balance, end of period	78	74

In determining the allowance, the Company considers factors such as the number of days the customer account is past due, whether or not the customer continues to receive service, the Company’s past collection history and changes in business circumstances. As at August 31, 2021, $124 (August 31, 2020 – $105) of accounts receivable is considered to be past due, defined as amounts outstanding past normal credit terms and conditions. Uncollectible accounts receivable are charged against the allowance account based on the age of the account and payment history. The Company believes that its allowance for doubtful accounts is sufficient to reflect the related credit risk.
The Company mitigates credit risk of subscriber receivables through advance billing and procedures to downgrade or suspend services on accounts that have exceeded agreed credit terms and routinely assesses the financial strength of its business customers through periodic review of payment practices.
Credit risks associated with US currency contracts arise from the inability of counterparties to meet the terms of the contracts. In the event of non-performance
by the counterparties, the Company’s accounting loss would be limited to the net amount that it would be entitled to receive under the contracts and agreements. In order to minimize the risk of counterparty default under its swap agreements, the Company assesses the creditworthiness of its swap counterparties.
Liquidity risk
Liquidity risk is the risk that the Company will experience difficulty in meeting obligations associated with financial liabilities. The Company manages its liquidity risk by monitoring cash flow generated from operations, available borrowing capacity, and by managing the maturity profiles of its long-term debt.
The Company’s undiscounted contractual maturities as at August 31, 2021 are as follows:

	Short-term borrowings	Accounts payable and accrued liabilities (1)	Long-term debt repayable at maturity	Leases (note 14)	Interest payments

Within one year	200	988	1	151	218

1 to 3 years	–	–	1,002	291	407

3 to 5 years	–	–	44	260	351

Over 5 years	–	–	3,550	894	1,757

	200	988	4,597	1,596	2,733

(1)	Includes accrued interest and dividends of $210.